Business Combinations - Schedule of Supplemental Pro Forma Information (Detail) - CBI [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net interest income - pro forma (unaudited)	$ 42,281	$ 36,073
Net earnings - pro forma (unaudited)	$ 7,166	$ 5,401
Diluted earnings per common share (unaudited)	$ 0.96	$ 0.73